Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2024
OTHER FINANCIAL ASSETS
Summary of Other Financial Assets

	Current		Non-current
	12-31-2024	12-31-2023	12-31-2024	12-31-2023
Other Financial Assets	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets at fair value through profit or loss	—	—	2,319,881	—
Financial assets at fair value through other comprehensive income	127,854	127,854	2,326,422	2,326,466
Financial assets measured at amortized cost	10,807,718	9,552,991	—	—
Hedging derivatives	8,582,940	58,009,661	—	9,275,919
Non-hedging derivatives	—	46,128	—	—
Total	19,518,512	67,736,634	4,646,303	11,602,385